CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2020		¥ 419,091		¥ 787,987		¥ (1,031,187)		¥ (3,164)		¥ 172,727		¥ 119,072		¥ 291,799
IfrsStatementLineItems [Line Items]
Loss for the period						(48,152)				(48,152)		(6,819)		(54,971)
Foreign currency translation adjustments								(7,657)		(7,657)				(7,657)
Total comprehensive (loss)/income						(48,152)		(7,657)		(55,809)		(6,819)		(62,628)
Deemed distribution to the controlling shareholder				(75,651)						(75,651)				(75,651)
Dividends declared						(5,048)				(5,048)				(5,048)
Dividends paid to non-controlling shareholders												(4,900)		(4,900)
Issue of shares		31,691								31,691				31,691
Equity-settled share-based payments (Note 26)				2,311						2,311				2,311
Others				4,463						4,463				4,463
Balance as of June 30, 2024 (US$) at Dec. 31, 2021		450,782		719,110		(1,084,387)		(10,821)		74,684		107,353		182,037
IfrsStatementLineItems [Line Items]
Loss for the period						(24,623)				(24,623)		2,327		(22,296)
Foreign currency translation adjustments								1,499		1,499				1,499
Total comprehensive (loss)/income						(24,623)		1,499		(23,124)		2,327		(20,797)
Equity-settled share-based payments (Note 26)				16,209						16,209				16,209
Balance as of June 30, 2024 (US$) at Dec. 31, 2022		450,782		735,319		(1,109,010)		(9,322)		67,769		109,680		177,449
IfrsStatementLineItems [Line Items]
Loss for the period						(10,742)				(10,742)		1,281		(9,461)
Foreign currency translation adjustments								(382)		(382)				(382)
Total comprehensive (loss)/income						(10,742)		(382)		(11,124)		1,281		(9,843)
Balance as of June 30, 2024 (US$) at Jun. 30, 2023		450,782		735,319		(1,119,752)		(9,704)		56,645		110,961		167,606
Beginning balance, value at Dec. 31, 2022		450,782		735,319		(1,109,010)		(9,322)		67,769		109,680		177,449
IfrsStatementLineItems [Line Items]
Loss for the period						(13,841)				(13,841)		1,398	$ (1,757)	(12,443)
Foreign currency translation adjustments								(1,389)		(1,389)				(1,389)
Total comprehensive (loss)/income						(13,841)		(1,389)		(15,230)		1,398		(13,832)
Disposal of PSTT (Note 3)				20,382						20,382		(111,078)		(90,696)
Equity-settled share-based payments (Note 26)				3,074						3,074				3,074
Balance as of June 30, 2024 (US$) at Dec. 31, 2023	$ 63,682	450,782	$ 107,194	758,775	$ (158,626)	(1,122,851)	$ (1,513)	(10,711)	$ 10,737	75,995			10,737	75,995
IfrsStatementLineItems [Line Items]
Loss for the period						(122)				(122)			(17)	(122)
Foreign currency translation adjustments								8,349		8,349				8,349
Total comprehensive (loss)/income						(122)		8,349		8,227				8,227
Issue of shares				11,511						11,511				11,511
Share-based payments (Note 17)				588						588				588
Balance as of June 30, 2024 (US$) at Jun. 30, 2024	$ 62,029	¥ 450,782	$ 106,074	¥ 770,874	$ (154,524)	¥ (1,122,973)	$ (325)	¥ (2,362)	$ 13,254	¥ 96,321			$ 13,254	¥ 96,321